Investment Securities - Summary of Information about Non-current and Current Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current investments
Investments in unquoted companies - available for sale	$ 76	$ 58
Debt securities held to maturity	24	24
Non-current investments,Total	100	82	[1]
Current investments
Debt securities held for trading	1,304	5,659
Current investments,Total	$ 1,304	$ 5,659	[1]

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).